Summary of amount due from related parties (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 17,707	¥ 3,900
PPCredit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		444	3,900
Halodo Shanghai Gouya Technology Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	16,755
Fuzhou Rongheng Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	¥ 508

[1]	Halodo Limited (“Halodo”) was founded in 2019 as a holding company within the Group. In September 2024, the Group disposed of 100% of the interest in Halodo but still holds significant influence over its management and operating policies and Halodo became one of the related parties of the Group thereof.
[2]	Fuzhou Rongheng Information Technology Co., Ltd. (“Fuzhou Rongheng”) was founded in July 2023 to provide mediation service. In January 2024, the Group, through one of its subsidiaries, purchased 40% of the interest in Fuzhou Rongheng and Fuzhou Rongheng became one of the related parties of the Group thereof.